Acquisitions and Disposals - Summary of Impact of Disposals (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disposals [Abstract]
Goodwill and intangible assets	€ 82	€ 2,510	€ 71
Other non-current assets	19	666	92
Current assets	15	261	10
Trade creditors and other payables	(12)	(107)	(8)
Net assets sold	104	3,330	165
(Gain)/loss on recycling of currency retranslation on disposal		(71)	66
Profit/(loss) on sale attributable to Unilever	65	4,331	332
Consideration	169	7,590	563
Cash	168	7,135	560
Cash balances of businesses sold	1	321
Non-cash items and deferred consideration		134	3
Total consideration for the disposals	€ 169	€ 7,590	€ 563